Other Financial Liabilities - Finance Lease Liability Maturities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments		¥ 333,133
Less: Future finance charges		153,722
Present value of minimum lease payments		179,411
Present value of minimum lease payments	¥ 0	179,411
Non-current		177,266
Current		2,145
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments		6,925
Present value of minimum lease payments		2,145
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments		37,738
Present value of minimum lease payments		9,634
More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments		288,470
Present value of minimum lease payments		¥ 167,632